Financial instruments - Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Fair Value of Financial Instruments [Line Items]
Investment in Atlantica	$ 134,936	$ 67,331
Level 1
Fair Value of Financial Instruments [Line Items]
Investment in Atlantica	505,596
Total financial assets	505,596
Long-term debt	611,319	651,969
Convertible debentures	794	1,018
Total financial liabilities	612,113	652,987
Level 2
Fair Value of Financial Instruments [Line Items]
Notes receivable	109,360	38,192
Derivative financial instruments, assets	810	183
Total financial assets	110,170	38,375
Long-term debt	2,880,013	2,610,742
Convertible debentures	0
Derivative financial instruments, liabilities	81,628	68,867
Total financial liabilities	2,976,460	2,694,733
Level 2 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	0
Level 2 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		109
Level 2 | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	104	31
Level 2 | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	72,486	57,412
Level 2 | Foreign exchange forward | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	713
Level 2 | Foreign exchange forward | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		74
Level 2 | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	97
Derivative financial instruments, liabilities	1,926	2,620
Level 2 | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	7,112	8,460
Level 2 | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		344
Level 2 | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Convertible debentures		15,124
Preferred shares, Series C	14,819
Level 3
Fair Value of Financial Instruments [Line Items]
Notes receivable	0	0
Derivative financial instruments, assets	64,517	63,363
Total financial assets	64,517	63,363
Derivative financial instruments, liabilities	26	77
Total financial liabilities	26	77
Level 3 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	64,517	63,363
Derivative financial instruments, liabilities	26	77
Level 3 | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		0
Level 3 | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	0
Portion at Other than Fair Value Measurement [Member] | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	191	441
Carrying amount
Fair Value of Financial Instruments [Line Items]
Notes receivable	99,220	33,378
Investment in Atlantica	505,596
Derivative financial instruments, assets	65,327	63,546
Total financial assets	670,143	96,924
Long-term debt	3,447,489	3,079,551
Convertible debentures	632	971
Derivative financial instruments, liabilities	81,654	68,944
Total financial liabilities	3,543,759	3,164,184
Carrying amount | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	64,517	63,363
Derivative financial instruments, liabilities	26	77
Carrying amount | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		109
Derivative financial instruments, liabilities	104	31
Carrying amount | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	72,486	57,412
Carrying amount | Foreign exchange forward | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	713
Carrying amount | Foreign exchange forward | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		74
Carrying amount | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	97
Derivative financial instruments, liabilities	1,926	2,620
Carrying amount | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	7,112	8,460
Carrying amount | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		344
Carrying amount | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Convertible debentures		14,718
Preferred shares, Series C	13,984
Fair value
Fair Value of Financial Instruments [Line Items]
Notes receivable	109,360	38,192
Investment in Atlantica	505,596
Derivative financial instruments, assets	65,327	63,546
Total financial assets	680,283	101,738
Long-term debt	3,491,332	3,262,711
Convertible debentures	794	1,018
Derivative financial instruments, liabilities	81,654	68,944
Total financial liabilities	3,588,599	3,347,797
Fair value | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	64,517	63,363
Derivative financial instruments, liabilities	26	77
Fair value | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		109
Derivative financial instruments, liabilities	104	31
Fair value | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	72,486	57,412
Fair value | Foreign exchange forward | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	713
Fair value | Foreign exchange forward | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		74
Fair value | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	97
Derivative financial instruments, liabilities	1,926	2,620
Fair value | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	7,112	8,460
Fair value | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		344
Fair value | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Convertible debentures		$ 15,124
Preferred shares, Series C	$ 14,819